Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 2 - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 15, 2023	Apr. 19, 2022	Feb. 23, 2022
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 2 [Line Items]
Preferred stock designated	5,709,935		2,696,729
Stock options vested	100				5,626,365
Percentage of issued of common stock	20.00%
Percentage of outstanding of common stock	20.00%
Preferred investment option price per share (in Dollars per share)	$ 0.5254	$ 1.52		$ 6.775
Percentage of cumulative dividends		8.00%
Netting proceeds (in Dollars)		$ 50,000,000
Original issue price		300.00%
Cumulative dividends (in Dollars)					$ 1,586,162
Dividends per share (in Dollars per share)					$ 1.38
IPO [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 2 [Line Items]
Preferred investment options outstanding		1,146,138
Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 2 [Line Items]
Preferred stock, shares					1,150,000
Series B Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 2 [Line Items]
Preferred stock designated			2,700,000
Preferred stock, shares	2,700,000
Series B Preferred Stock [Member] | Common Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 2 [Line Items]
Preferred stock designated	269,672,900
Series Seed Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 2 [Line Items]
Preferred stock, shares	1,150,000
Series Seed Preferred Stock [Member] | IPO [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 2 [Line Items]
Preferred stock, share issued		1,146,138
Series Seed Preferred Stock [Member] | Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 2 [Line Items]
Preferred stock, shares	1,150,000